Debt - Summary of Short- and Long-Term Debt (Detail) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 638,922,453	$ 697,884,899
Less: Short-term debt and current portion of long-term debt		96,230,634	51,745,841	$ 4,889
Long-term debt		$ 542,691,819	$ 646,139,058	$ 27,572
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2073	2073	2073
Borrowings		$ 26,213,095	$ 49,148,975
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		29,651,000	31,364,000
Less: Short-term debt and current portion of long-term debt		28,852,364	22,714,383
Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Less: Short-term debt and current portion of long-term debt		12,460	36,962
Line of credit and others [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		29,715,776	31,463,056
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 184,089,282	$ 185,060,098
U.S. dollars [member] | Fixed-rate Senior notes interest rate 5.000% maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.00%	5.00%	5.00%
Borrowings maturity		2019	2019
Borrowings		$ 14,762,175	$ 14,840,025
U.S. dollars [member] | Fixed-rate Senior notes interest rate 5.500% maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.50%	5.50%	5.50%
Borrowings maturity		2019	2019
Borrowings		$ 7,427,972	$ 7,467,145
U.S. dollars [member] | Fixed-rate Senior notes interest rate 5.000% maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.00%	5.00%	5.00%
Borrowings maturity		2020	2020
Borrowings		$ 41,822,521	$ 42,043,077
U.S. dollars [member] | Fixed-rate Senior notes interest rate 3.125% maturing 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.125%	3.125%	3.125%
Borrowings maturity		2022	2022
Borrowings		$ 31,492,640	$ 31,658,720
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.375% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.375%	6.375%	6.375%
Borrowings maturity		2035	2035
Borrowings		$ 19,315,420	$ 19,417,282
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.125%	6.125%	6.125%
Borrowings maturity		2037	2037
Borrowings		$ 7,267,419	$ 7,305,744
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2040 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.125%	6.125%	6.125%
Borrowings maturity		2040	2040
Borrowings		$ 39,365,800	$ 39,573,400
U.S. dollars [member] | Fixed Rate Senior Notes Interest Rate 4.375% Maturing 2042 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.375%	4.375%	4.375%
Borrowings maturity		2042	2042
Borrowings		$ 22,635,335	$ 22,754,705
U.S. dollars [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 11,698,885	$ 14,474,350
U.S. dollars [member] | Lines of credit [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest basis		L + 0.200% and 1.500% - 8.950%	L + 0.200% and 1.500% - 7.250%
Borrowings interest rate adjustment		0.20%	0.20%	0.20%
U.S. dollars [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.50%	1.50%	1.50%
Borrowings maturity		2019	2018
U.S. dollars [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.95%	7.25%	8.95%
Borrowings maturity		2021	2019
Mexican pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 68,001,125	$ 70,691,683
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.110% Maturing 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			8.11%
Borrowings maturity			2018
Borrowings			$ 1,750,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.270% Maturing 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			8.27%
Borrowings maturity			2018
Borrowings			$ 1,160,110
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.600% Maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.60%	8.60%	8.60%
Borrowings maturity		2020	2020
Borrowings		$ 7,000,000	$ 7,000,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 0.000% Maturing 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	0.00%	0.00%
Borrowings maturity		2025	2025
Borrowings		$ 4,629,425	$ 4,409,873
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.360% Maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.36%	8.36%	8.36%
Borrowings maturity		2037	2037
Borrowings		$ 5,000,000	$ 5,000,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 6.000% Maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.00%	6.00%	6.00%
Borrowings maturity		2019	2019
Borrowings		$ 10,000,000	$ 10,000,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 6.450% Maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.45%	6.45%	6.45%
Borrowings maturity		2022	2022
Borrowings		$ 22,500,000	$ 22,500,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 7.125% Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.125%	7.125%	7.125%
Borrowings maturity		2024	2024
Borrowings		$ 11,000,000	$ 11,000,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 8.460% Maturing 2036 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.46%	8.46%	8.46%
Borrowings maturity		2036	2036
Borrowings		$ 7,871,700	$ 7,871,700
Mexican pesos [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2019
Borrowings		$ 4,500,000	$ 12,500,000
Mexican pesos [member] | Lines of credit [member] | Mexican Interbank Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest basis		TIIE + 0.175%	TIIE + 0.040% - TIIE + 0.175%
Mexican pesos [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity			2018
Mexican pesos [member] | Bottom of range [member] | Lines of credit [member] | Mexican Interbank Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate adjustment		0.175%	0.04%	0.175%
Mexican pesos [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity			2019
Mexican pesos [member] | Top of range [member] | Lines of credit [member] | Mexican Interbank Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate adjustment		0.175%	0.175%	0.175%
Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 236,548,891	$ 263,998,076
Euros [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 12,407,214	$ 34,443,203
Euros [member] | Fixed rate senior notes interest rate 1.000% maturing 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			1.00%
Borrowings maturity			2018
Borrowings			$ 14,252,360
Euros [member] | Fixed rate senior notes interest rate 4.125% maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.125%	4.125%	4.125%
Borrowings maturity		2019	2019
Borrowings		$ 22,558,572	$ 23,753,933
Euros [member] | Exchangable bonds interest rate 0.000% maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%	0.00%	0.00%
Borrowings maturity		2020	2020
Borrowings		$ 64,107,851	$ 67,504,878
Euros [member] | Fixed rate senior notes interest rate 3.000% maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.00%	3.00%	3.00%
Borrowings maturity		2021	2021
Borrowings		$ 22,558,572	$ 23,753,933
Euros [member] | Fixed rate senior notes interest rate 3.125% maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.125%	3.125%	3.125%
Borrowings maturity		2021	2021
Borrowings		$ 17,568,739	$ 18,727,775
Euros [member] | Fixed rate senior notes interest rate 4.000% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.00%	4.00%	4.00%
Borrowings maturity		2022	2022
Borrowings		$ 18,028,031	$ 19,333,685
Euros [member] | Fixed rate senior notes interest rate 4.750% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.75%	4.75%	4.75%
Borrowings maturity		2022	2022
Borrowings		$ 16,918,929	$ 17,815,450
Euros [member] | Fixed rate senior notes interest rate 3.500% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.50%	3.50%	3.50%
Borrowings maturity		2023	2023
Borrowings		$ 7,132,481	$ 7,594,262
Euros [member] | Fixed rate senior notes interest rate 3.259% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.259%	3.259%	3.259%
Borrowings maturity		2023	2023
Borrowings		$ 16,918,929	$ 17,815,450
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.50%	1.50%	1.50%
Borrowings maturity		2024	2024
Borrowings		$ 19,174,786	$ 20,190,843
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.50%	1.50%	1.50%
Borrowings maturity		2026	2026
Borrowings		$ 16,918,929	$ 17,815,450
Euros [member] | Fixed rate senior notes interest rate 2.125% maturing 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.125%	2.125%	2.125%
Borrowings maturity		2028	2028
Borrowings		$ 14,663,072	$ 15,440,057
Euros [member] | Euro Nc5 series A capital securities interest rate 5.125% maturing 2073 [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			5.125%
Borrowings maturity			2073
Borrowings			$ 21,378,540
Euros [member] | Euro Nc10 series B capital securities interest rate 6.375% maturing 2073 [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.375%	6.375%	6.375%
Borrowings maturity		2073	2073
Borrowings		$ 12,407,214	$ 13,064,663
Euros [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2019
Borrowings		$ 5,526,850
Euros [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		(0.10%)		(0.10%)
Euros [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%		0.00%
Pound sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 55,223,526	58,823,089
Pound sterling [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 13,805,881	$ 14,705,772
Pound sterling [member] | Fixed rate senior notes interest rate 5.000% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.00%	5.00%	5.00%
Borrowings maturity		2026	2026
Borrowings		$ 12,550,801	$ 13,368,884
Pound sterling [member] | Fixed rate senior notes interest rate 5.750% maturing 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.75%	5.75%	5.75%
Borrowings maturity		2030	2030
Borrowings		$ 16,316,042	$ 17,379,549
Pound sterling [member] | Fixed rate senior notes interest rate 4.948% maturing 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.948%	4.948%	4.948%
Borrowings maturity		2033	2033
Borrowings		$ 7,530,481	$ 8,021,330
Pound sterling [member] | Fixed rate senior notes interest rate 4.375% maturing 2041 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.375%	4.375%	4.375%
Borrowings maturity		2041	2041
Borrowings		$ 18,826,202	$ 20,053,326
Pound sterling [member] | GBP NC7 capital securities interest rate 6.375% maturing 2073 [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.375%	6.375%	6.375%
Borrowings maturity		2073	2073
Borrowings		$ 13,805,881	$ 14,705,772
Swiss francs [,ember]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 11,169,748
Swiss francs [,ember] | Fixed rate senior notes interest rate 1.125% maturing 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			1.125%
Borrowings maturity			2018
Borrowings			$ 11,169,748
Brazilian reals [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 32,891,187	$ 20,935,142
Brazilian reals [member] | Debenture 102.900% of CDI maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		102.900% of CDI	102.900% of CDI
Borrowings maturity		2020	2020
Adjustment of interbank certificate of deposit		102.90%	102.90%
Borrowings		$ 7,619,580	$ 8,972,204
Brazilian reals [member] | Promissory Note 102.400% of CDI maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		102.400% of CDI	102.400% of CDI
Borrowings maturity		2019	2019
Adjustment of interbank certificate of deposit		102.40%	102.40%
Borrowings		$ 5,079,720	$ 5,981,469
Brazilian reals [member] | Debenture 103.900% of CDI maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		103.900% of CDI	103.900% of CDI
Borrowings maturity		2019	2019
Adjustment of interbank certificate of deposit		103.90%	103.90%
Borrowings		$ 5,079,720	$ 5,981,469
Brazilian reals [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest basis			107% of CDI - TJLP + 3.500% & 3.000% - 9.500%
Borrowings		$ 27,009	$ 4,389,260
Brazilian reals [member] | Lines of credit [member] | Brazil Interbank Deposit Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate adjustment			107.00%
Brazilian reals [member] | Lines of credit [member] | Brazil Long Term Interest Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate adjustment			3.50%
Brazilian reals [member] | Promissory notes 103.205% of CDI maturing 2019 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		103.205% of CDI
Borrowings maturity		2019
Adjustment of interbank certificate of deposit		103.205%
Borrowings		$ 1,828,699
Brazilian reals [member] | Debenture 104.000% of CDI maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		104.000% of CDI
Borrowings maturity		2021
Adjustment of interbank certificate of deposit		104.00%
Borrowings		$ 5,587,692
Brazilian reals [member] | Debenture 104.250% of CDI maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		104.250% of CDI
Borrowings maturity		2021
Adjustment of interbank certificate of deposit		104.25%
Borrowings		$ 7,695,776
Brazilian reals [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.00%	3.00%	5.00%
Borrowings maturity		2019	2018
Brazilian reals [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.00%	9.50%	6.00%
Borrowings maturity		2027	2027
Japanese yens [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,334,864	$ 2,282,608
Japanese yens [member] | Fixed rate senior notes interest rate 2.950% maturing 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.95%	2.95%	2.95%
Borrowings maturity		2039	2039
Borrowings		$ 2,334,864	$ 2,282,608
Chilean pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,904,707	$ 4,312,424
Chilean pesos [member] | Fixed rate senior notes interest rate 3.961% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.961%	3.961%	3.961%
Borrowings maturity		2035	2035
Borrowings		$ 3,904,707	$ 4,312,424
Chilean pesos [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 64,437	$ 99,446
Chilean pesos [member] | Bottom of range [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.70%	8.70%	8.70%
Borrowings maturity		2019	2018
Chilean pesos [member] | Top of range [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.97%	8.97%	8.97%
Borrowings maturity		2027	2027
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 6,239,571	$ 6,595,032
Peru, Nuevos Soles | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2019
Borrowings		$ 7,898,595
Peru, Nuevos Soles | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.70%		4.70%
Peru, Nuevos Soles | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		12.10%		12.10%